Equity Accounted Investees - Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC (Details) € in Thousands, $ in Millions			12 Months Ended
	May 11, 2016 USD ($) facility Center	May 11, 2016 EUR (€) facility	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Movement in the investments in equity-accounted investees
Balance			€ 201,345	€ 76,728	€ 54,296
Acquisitions			80,685	136,072	33,039
Share of profit / (losses)			(19,887)	6,933	(8,280)
Share of other comprehensive income / translation differences			(27,134)	10,671	2,673
Balance			€ 219,009	€ 201,345	€ 76,728
Interstate Blood Bank, Inc.
Equity Accounted Investees
Ownership interest (as a percent)	49.19%	49.19%	49.19%	49.19%
Movement in the investments in equity-accounted investees
Balance			€ 31,090
Acquisitions				€ 28,229
Share of profit / (losses)			635	695
Share of other comprehensive income / translation differences			(3,789)	2,166
Balance			€ 27,936	€ 31,090
Bio Blood Components Inc.
Equity Accounted Investees
Ownership interest (as a percent)	48.97%	48.97%	48.97%	48.97%
Movement in the investments in equity-accounted investees
Balance			€ 38,725
Acquisitions				€ 36,168
Share of profit / (losses)			(1,181)	(166)
Share of other comprehensive income / translation differences			(4,584)	2,723
Balance			€ 32,960	€ 38,725
Plasma Biological Services, LLC
Equity Accounted Investees
Ownership interest (as a percent)	48.90%	48.90%	48.90%	48.90%
Movement in the investments in equity-accounted investees
Balance			€ 25,890
Acquisitions				€ 23,818
Share of profit / (losses)			270	260
Share of other comprehensive income / translation differences			(3,150)	1,812
Balance			€ 23,010	€ 25,890
Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Equity Accounted Investees
Number of plasma collection centers | Center	23
Number of blood donation centers | Center	9
Number of laboratories | facility	1	1
Movement in the investments in equity-accounted investees
Acquisitions	$ 100	€ 88,215
Call option | Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Equity Accounted Investees
Purchase price for the remaining stakes | $	100
Price of option to purchase remaining stakes	$ 10	€ 9,007